Businesses Held for Sale and Discontinued Operations (Assets and Liabilities of Businesses Held for Sale) (Details) - USD ($) $ in Millions			3 Months Ended
	Mar. 30, 2016	Nov. 02, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 03, 2015	Dec. 31, 2014
Assets
Current receivables(a)			$ 25,918		$ 27,022
Assets of businesses held for sale			81,615		120,951
Liabilities
Liabilities of businesses held for sale			36,944		46,487
Additional disclosures
Proceeds from sale			39	$ 22
Preferred stock, value, issued			6		6	$ 5,944	$ 5,000
GEAM
Additional disclosures
Proceeds from sale	$ 485
Assets under management			100,000
Signaling
Additional disclosures
Proceeds from sale		$ 800
Pre tax gain on sale of business		$ 623
Held for sale
Assets
Current receivables(a)			86		79
Inventories			711		583
Property, plant and equipment - net			1,258		1,208
Goodwill			370		370
Intangible Assets - Net			174		162
Other			414		416
Assets of businesses held for sale			3,013		2,818
Liabilities
Accounts payable(a)			615		503
Other current liabilities			355		325
Other			50		33
Liabilities of businesses held for sale			1,020		$ 861
Held for sale | IP
Assets
Assets of businesses held for sale			0
Liabilities
Liabilities of businesses held for sale			0
Held for sale | Appliances
Assets
Assets of businesses held for sale			2,956
Liabilities
Liabilities of businesses held for sale			1,431
Additional disclosures
Consideration received for sale of business			$ 5,400